Share-based Compensation - 2015 Plan (Details)		6 Months Ended
	Apr. 01, 2020 USD ($) EquityInstruments	Jun. 30, 2020 EquityInstruments
RCUs
Share-based Compensation
Number of awards granted | EquityInstruments	233,688	233,688
Fair value at grant date | $	$ 2.02
PCUs
Share-based Compensation
Number of awards granted | EquityInstruments	233,688	233,688
Fair value at grant date | $	$ 2.02